Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes	14 Income taxes
Cayman Islands
Under the current tax laws of Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
British Virgin Islands
Under the current laws of the British Virgin Islands (“BVI”), the Company’s BVI incorporated subsidiary are not subject to tax on income or capital gains arising in BVI. In addition, upon payments of dividends by this entity to its shareholders, no BVI withholding tax will be imposed.
Singapore
Under the Singapore tax laws, the subsidiary in Singapore are subject to 17% income tax rate on any taxable income accruing in or derived from Singapore, or received in Singapore from outside Singapore.
Hong Kong
Under the Hong Kong tax laws, the subsidiary in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and it may be exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.
China
Effective from January 1, 2008, the PRC’s statutory, Enterprise Income Tax (“EIT”) rate is 25%. In accordance with the implementation rules of EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15
%. The HNTE certificate is effective for a period of three years. An entity must file required supporting documents with the tax authority and ensure fulfillment of the relevant HNTE criteria before using the preferential rate. An entity could re-apply
for the HNTE certificate when the prior certificate expires. The certificate of high and new technology enterprise of the VIE was obtained in November 2016 and expired in November 2019. The VIE obtained the certificate of high and new technology enterprise in December 2019 with a validity period of three years starting from December 2019 onwards. The VIE obtained the certificate of high and new technology enterprise in January 2023 with a validity period of three years starting December 2022 onwards. It was entitled to the preferential rate of 15% for 2020, 2021 and 2022. In early 2021, the WFOE was recognized as an HNTE and was eligible for
15
% preferential tax rate from 2020 to 2022. Enterprises classified as “small and micro businesses” enjoy a preferential tax rate of
20% with a discount to taxable income.
The Company’s loss before income taxes consists of:

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Cayman Islands	(31,966)	(23,555)	(21,516)	(3,120)
British Virgin Islands	(27)	(2)	(13)	(2)
Hong Kong	(1,790)	(1,564)	(2,540)	(368)
Singapore	—	—	34	5
China	(191,206)	(115,431)	(84,870)	(12,305)

Total loss before income taxes	(224,989)	(140,552)	(108,905)	(15,790)

Composition of income tax expense
The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss are as follows:

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Current income tax expense	(86)	(32)	(26)	(4)
Deferred tax benefit	—	—	481	70

Total income tax expense	(86)	(32)	455	66

Reconciliation between expenses of income taxes
Reconciliation between the expense of income taxes computed by applying the statutory tax rate to loss before income taxes and the actual provision for income taxes is as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Loss before income tax	(140,552)	(108,905)	(15,790)
Income tax expense computed at PRC statutory rate (25%)	(35,138)	(27,226)	(3,947)
International tax rate differential	6,023	5,596	811
Preferential tax rate	21,437	5,518	800
Deferred tax items tax rate differential	(22,935)	(5,399)	(783)
Research and development super-deduction	(32,595)	(28,463)	(4,127)
Non-deductible expenses	8,092	4,367	633
Deferred tax expenses	—	(679)	(98)
Non-taxable income	—	(157)	(23)
Recognition of prior year tax loss	(4,851)	—	—
Changes in valuation allowance	59,999	45,988	6,668

Income tax expense/(benefit)	32	(455)	(66)

Deferred tax assets and liabilities
The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Deferred tax assets
Provision for doubtful debts	27,327	12,127	1,758
Accrued expense	12,923	12,411	1,799
Net operating loss carry forward	218,042	282,098	40,900
Government grant related to assets	1,411	2,113	306
Estimated liabilities	—	426	62
Lease liabilities	—	3,533	512
Less: Valuation allowance	(248,118)	(295,401)	(42,829)

Total deferred tax assets	11,585	17,307	2,508

Deferred tax liabilities
Property and equipment depreciation	(867)	(1,636)	(236)
Net unrealized gain on equity investments held	(3,564)	(4,332)	(628)
Right-of-use assets	—	(3,049)	(442)
Intangible assets arising from acquisition	—	(4,856)	(704)
Loan interest income	(7,154)	(8,258)	(1,197)

Total deferred tax liabilities	(11,585)	(22,131)	(3,207)

Net deferred tax assets	—	—	—

Net deferred tax liabilities	—	(4,824)	(699)

The Company operates through its WFOE and VIE and evaluates the potential realization of deferred tax assets on an entity basis. The Company recorded valuation allowance against deferred tax assets of those entities that were in a three-year cumulative financial loss and are not forecasting profits in the near future as of December 31, 2021 and 2022. In making such determination, the Company also evaluated a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.
The Company had deferred tax assets related to net operating loss carry forwards of
 RMB
218,042 and RMB282,098 (US$40,900) from its WFOE and the VIE in China as of December 31, 2021 and 2022, which can be carried forward to offset taxable income. The net operating loss of WOFE and VIE will expire in years 2023 to 2032 if not utilized.
The Company did not record any dividend withholding tax, as there were no taxable outside basis differences noted as of December 31, 2021 and 2022.

As of December 31, 2021 and 2022, the Company concluded that there was no significant tax uncertainties in its consolidated financial results. The Company did not record any interest and penalties related to an uncertain tax position for each of the year ended December 31, 2021 and 2022. The Company does not expect the amount of unrecognized tax benefits would increase significantly in the next 12 months. In accordance with relevant PRC tax administration laws, the tax year from 2017 through 2022 remain open to examination by the respective tax authorities. The Company may also be subject to the examinations of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.